Financial Condition and Net Income on a Statutory Basis - Significant Subsidiaries (Statutory Accounting Practices Disclosure) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 35,000
RGA Reinsurance [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	1,550,070	1,644,589
Statutory Accounting Practices, Statutory Net Income Amount	115,814	3,497	129,717
RCM [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	1,633,356	1,692,200
Statutory Accounting Practices, Statutory Net Income Amount	109,084	58,549	37,142
RGA Canada [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	767,108	725,738
Statutory Accounting Practices, Statutory Net Income Amount	89,428	95,861	102,229
RGA Barbados [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	716,116	596,388
Statutory Accounting Practices, Statutory Net Income Amount	70,941	81,942	149,015
RGA Australia [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	406,437	437,055
Statutory Accounting Practices, Statutory Net Income Amount	(36,548)	37,180	47,211
RGA Atlantic [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	379,889	449,769
Statutory Accounting Practices, Statutory Net Income Amount	(27,159)	91,898	70,160
RGA Americas [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	261,404	330,064
Statutory Accounting Practices, Statutory Net Income Amount	50,833	59,531	65,283
Other Reinsurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	1,004,479	818,759
Statutory Accounting Practices, Statutory Net Income Amount	$ 255,418	$ (428,049)	$ (439,625)